Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 142,082	$ 121,329	$ 100,002
Royalty	(7,124)	(6,083)	(5,007)
Production costs	(62,998)	(53,126)	(43,711)
Depreciation	(10,141)	(8,046)	(4,628)
Gross profit	61,819	54,074	46,656
Other income	60	46	4,765
Other expenses	(11,782)	(7,136)	(5,315)
Administrative expenses	(11,941)	(9,091)	(7,997)
Cash-settled share-based expense	(609)	(477)	(1,413)
Equity-settled share-based expense	(484)	0	0
Net foreign exchange gain	4,411	1,184	4,305
Net derivative financial instrument expense	(1,198)	(240)	(266)
Operating profit	40,276	38,360	40,735
Finance income	17	14	62
Finance cost	(657)	(375)	(367)
Profit before tax	39,636	37,999	40,430
Tax expense	(16,770)	(14,857)	(15,173)
Profit for the year	22,866	23,142	25,257
Other comprehensive loss
Exchange differences on translation of foreign operations	(462)	(531)	(173)
Total comprehensive income for the year	22,404	22,611	25,084
Profit attributable to:
Owners of the Company	17,903	18,405	20,780
Non-controlling interests	4,963	4,737	4,477
Profit for the year	22,866	23,142	25,257
Total comprehensive income attributable to:
Owners of the Company	17,441	17,874	20,607
Non-controlling interests	4,963	4,737	4,477
Total comprehensive income for the year	$ 22,404	$ 22,611	$ 25,084
Earnings per share
Basic earnings per share ($) (in dollars per share)	$ 1.36	$ 1.49	$ 1.73
Diluted earnings per share ($) (in dollars per share)	$ 1.35	$ 1.48	$ 1.73